Note 33 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	2021	2020

Zimbabwe	4,753	1,581
Jersey, Channel Islands	–	1,100
Other regions	23	3
	4,776	2,684
	2021	2020

Zimbabwe	3,470	5,116
Jersey, Channel Islands	13,045	11,244
Other regions	637	2,732
	17,152	19,092

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2021	Carrying amount	12 months or less

Trade and other payables	4,400	4,400
Term loan facility	-	-
	4,400	4,400
December 31, 2020	Carrying amount	12 months or less

Trade and other payables	4,622	4,622
Term loan facility	408	408
	5,030	5,030

Sensitivity analysis for types of market risk [text block]
	2021		2020
	$'000		$'000
	Functional currency		Functional currency
	ZAR		ZAR

Cash and cash equivalents	59	259	59	1,959
Trade and other receivables	-	2,293	-	249
Trade and other payables	-	(166)	-	(174)
Term loan	-	-	-	408
Overdraft	-	(887)	-	-
	59	1,499	59	2,442
	2021		2020
	$'000		$'000
	Functional currency		Functional currency
	ZAR		ZAR

Cash and cash equivalents	3	40	3	103
Trade and other receivables	-	109	-	12
Trade and other payables	-	(8)	-	(8)
Term loan	-	-	-	19
Overdraft	-	(42)	-	-
	3	99	3	126
	2021	2020

Cash and cash equivalents	17,152	19,092
Term loan	–	(408)
Overdraft	887	–
Sensitivity analysis - Cash and cash equivalents	2021	2020

Increase by 100 basis points	172	191
Decrease by 100 basis points	(172)	(191)

Sensitivity analysis - Term loan

Increase by 100 basis points	-	4
Decrease by 100 basis points	-	(4)

Sensitivity analysis - Overdraft

Increase by 100 basis points	9	-
Decrease by 100 basis points	(9)	-

Sensitivity analysis of marker risk [text block]
	Increase	Decrease
Derivative financial liabilities - Gold loan	143	(143)
Derivative financial liabilities - Call option	11	(11)
	154	(154)
	Increase	Decrease
Fair value loss on derivative financial instruments - Gold loan	143	(143)
Fair value loss on derivative financial instruments - Call option	11	(11)
	154	(154)